UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/08

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Blackhill Capital, Inc.
Address: 161 Madison Avenue
                Morristown, NJ  07960

Form 13F File Number: 28-02823

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Cary M. Schwartz
Title:    President
Phone:  973-984-7014

Signature, Place, and Date of Signing:

Cary M. Schwartz, Morristown, New Jersey 05/02/08
[Signature] [City, State] [Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name
28-02823   Blackhill Capital, Inc.
[Repeat as necessary.]



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 72

Form 13F Information Table Value Total: $401,848  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name
28-02823  Blackhill Capital, Inc.
[Repeat as necessary.]




                                                            Market
Value                Other   Voting
Issuer                              Class    Cusip          x 1000
DiscretiQuantityManagersAuthority

ABBOTT LABORATORIES CMN             COMMON   002824100
7856.669   Sole   142460   None  Sole
ALTRIA GROUP, INC. CMN              COMMON   00209S103
473.97   Sole    21350   None  Sole
AMERICAN STATES WATER CO CMN        COMMON   29899101
194.4   Sole     5400   None  Sole
AQUA AMERICA INC CMN                COMMON   03836W103
391.24315   Sole    20832   None  Sole
AUTOMATIC DATA PROCESSING INC       COMMON   053015103
110.214   Sole     2600   None  Sole
BAXTER INTERNATIONAL INC CMN        COMMON   071813109
3758.3   Sole    65000   None  Sole
BERKSHIRE HATHAWAY INC CL-A (D      COMMON   084670108
133.4   Sole        1   None  Sole
BERKSHIRE HATHAWAY INC. CLASS       COMMON   084670207
1028.767   Sole      230   None  Sole
BOARDWALK PIPELINE PARTNERS LP      COMMON   096627104
3051.64   Sole   124000   None  Sole
BP P.L.C. SPONSORED ADR CMN         COMMON   055622104
13093.0007   Sole   215878   None  Sole
BRISTOL-MYERS SQUIBB COMPANY C      COMMON   110122108
9235.68   Sole   433600   None  Sole
BUCKEYE GP HOLDINGS L.P. CMN        COMMON   118167105
1453.41   Sole    63000   None  Sole
BUCKEYE PARTNERS LP UNITS CMN       COMMON   118230101
1636.55   Sole    35500   None  Sole
CALIFORNIA WATER SERVICE GROUP      COMMON   130788102
144.97   Sole     3800   None  Sole
CATERPILLAR INC (DELAWARE) CMN      COMMON   149123101
4698.1829   Sole    60010   None  Sole
CHEVRON CORPORATION CMN             COMMON   166764100
2761.396   Sole    32350   None  Sole
COACH INC CMN                       COMMON   189754104
5782.77   Sole   191800   None  Sole
COCA-COLA COMPANY (THE) CMN         COMMON   191216100
1.2174   Sole       20   None  Sole
CONNECTICUT WATER SVC CMN           COMMON   207797101
94.68   Sole     4000   None  Sole
CONSOLIDATED EDISON INC CMN         COMMON   209115104
10.0441   Sole      253   None  Sole
COVIDIEN LTD. CMN                   COMMON   G2552X108
2367.375   Sole    53500   None  Sole
DUNCAN ENERGY PARTNERS L.P. CM      COMMON   265026104
364.056   Sole    19700   None  Sole
EAGLE ROCK ENERGY PARTNERS, LP      COMMON   26985R104
1520.64   Sole   105600   None  Sole
ELI LILLY & CO CMN                  COMMON   532457108
12505.416   Sole   242400   None  Sole
EMERSON ELECTRIC CO. CMN            COMMON   291011104
308.76   Sole     6000   None  Sole
ENBRIDGE ENERGY MGMT, LLC CMN       COMMON   29250X103
1264.91493   Sole    26011   None  Sole
ENBRIDGE ENERGY PARTNERS L P C      COMMON   29250R106
946.245   Sole    19900   None  Sole
ENTERPRISE PRODUCTS PART L.P C      COMMON   293792107
1468.1601   Sole    49433   None  Sole
EXXON MOBIL CORPORATION CMN         COMMON   30231G10
10150.78412   Sole   120014   None  Sole
GENERAL ELECTRIC CO CMN             COMMON   369604103
20929.155   Sole   565500   None  Sole
GOLDMAN SACHS GROUP, INC.(THE)      COMMON   38141G104
446.553   Sole     2700   None  Sole
GOOGLE, INC. CMN CLASS A            COMMON   38259P508
333.87626   Sole      758   None  Sole
HARTFORD FINANCIAL SRVCS GROUP      COMMON   416515104
11433.693   Sole   150900   None  Sole
HOSPIRA, INC. CMN                   COMMON   441060100
4699.9953   Sole   109890   None  Sole
JAMBA,INC. CMN                      COMMON   47023A101
31.8   Sole    12000   None  Sole
JOHNSON & JOHNSON CMN               COMMON   478160104
11631.191   Sole   179300   None  Sole
KIMBERLY CLARK CORP CMN             COMMON   494368103
11451.17   Sole   177400   None  Sole
KINDER MORGAN ENERGY PARTNERS,      COMMON   494550106
5580.18477   Sole   102033   None  Sole
KINDER MORGAN MANAGEMENT, LLC       COMMON   49455U100
6826.00434   Sole   133922   None  Sole
KRAFT FOODS INC CMN CLASS A         COMMON   50075N104
27.25779   Sole      879   None  Sole
LEHMAN BROTHERS HOLDINGS INC C      COMMON   524908100
3349.96   Sole    89000   None  Sole
LOEWS CORP CMN                      COMMON   540424108
16892.4   Sole   420000   None  Sole
MAGELLAN MIDSTREAM PARTNERS LP      COMMON   559080106
1725.3   Sole    42600   None  Sole
MEDCO HEALTH SOLUTIONS, INC. C      COMMON   58405U102
13412.78942   Sole   306298   None  Sole
MICROSOFT CORPORATION CMN           COMMON   594918104
284.59464   Sole    10028   None  Sole
MIDDLESEX WATER CO CMN              COMMON   596680108
121.05456   Sole     6666   None  Sole
NIKE CLASS-B CMN CLASS B            COMMON   654106103
2.72   Sole       40   None  Sole
NORFOLK SOUTHERN CORPORATION C      COMMON   655844108
61.9248   Sole     1140   None  Sole
ONEOK PARTNERS, L.P. LIMITED P      COMMON   68268N103
1414.5   Sole    24600   None  Sole
PEPSICO INC CMN                     COMMON   713448108
259.92   Sole     3600   None  Sole
PFIZER INC. CMN                     COMMON   717081103
22390.39075   Sole  1069775   None  Sole
PHILIP MORRIS INTL INC CMN          COMMON   718172109
2597.283   Sole    51350   None  Sole
PLAINS ALL AMERICAN PIPELINE L      COMMON   726503105
2015.696   Sole    42400   None  Sole
PROCTER & GAMBLE COMPANY (THE)      COMMON   742718109
19931.20129   Sole   284447   None  Sole
SIGMA-ALDRICH CORPORATION CMN       COMMON   826552101
7587.48   Sole   127200   None  Sole
STANDARD & POORS DEP RCPTS SPD      COMMON   78462F10
283.7355   Sole     2150   None  Sole
STATE STREET CORPORATION (NEW)      COMMON   857477103
663.6   Sole     8400   None  Sole
STD & PRS 400 MID-CAP DEP RCPT      COMMON   59563510
324.668   Sole     2300   None  Sole
SUNOCO LOGISTICS PARTNERS LP C      COMMON   86764L108
585.6   Sole    12000   None  Sole
TARGA RESOURCES PARTNERS LP CM      COMMON   87611X105
255.75   Sole    11000   None  Sole
TC PIPELINES, L.P. CMN              COMMON   87233Q108
3411.54   Sole    99000   None  Sole
TEPPCO PARTNERS L.P. UNITS REP      COMMON   872384102
1043.3225   Sole    30250   None  Sole
TIFFANY & CO CMN                    COMMON   886547108
209.2   Sole     5000   None  Sole
TOOTSIE ROLL & IND. CMN             COMMON   890516107
0.7056   Sole       28   None  Sole
TOOTSIE ROLL INDS INC CL-B CMN      COMMON   89051620
17.787   Sole      726   None  Sole
UNITEDHEALTH GROUP INCORPORATE      COMMON   91324P102
68.72   Sole     2000   None  Sole
WALT DISNEY COMPANY (THE) CMN       COMMON   254687106
6900.462   Sole   219900   None  Sole
WILLIAMS PARTNERS L. P. CMN         COMMON   96950F104
847.35   Sole    26900   None  Sole
WILLIAMS PIPELINE PARTNERS L.P      COMMON   96950K103
415.31   Sole    23800   None  Sole
WILLIAMS SONOMA INC CMN             COMMON   969904101
116261.8999   Sole  4796283   None  Sole
WYETH CMN                           COMMON   983024100
354.96   Sole     8500   None  Sole
ZIMMER HLDGS INC CMN                COMMON   98956P102
17959.1876   Sole   230660   None  Sole


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